                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:   3/31/05
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     2/11/05
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:   237,443,178
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

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

             Form 13F Information Table - Birinyi Associates 3/31/05

          Column 1                    Column 2       Column 3  Column 4          Column 5         Column 6         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Voting authority
          Name of                                               Value   Shrs or                  Investment   ----------------------
          Issuer                     Title of class   CUSIP   (x $1000) prn amt  SH/PRN Put/Call discretion   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1                      ETF        78462F103  $18,833   159,660                   SOLE     159,660
General Electric Co                 COMMON STOCK    369604103   $6,656   184,586                   SOLE     184,586
Exxon Mobil Corp                    COMMON STOCK    30231G102   $6,556   110,000                   SOLE     110,000
Berkshire Hathaway Inc              COMMON STOCK    084670108   $6,351        73                   SOLE          73
DIAMONDS Trust Series I                  ETF        252787106   $5,874    55,950                   SOLE      55,950
Google Inc                          COMMON STOCK    38259P508   $5,460    30,250                   SOLE      30,250
Citigroup Inc                       COMMON STOCK    172967101   $5,371   119,519                   SOLE     119,519
International Business Machines
 Corp                               COMMON STOCK    459200101   $4,948    54,150                   SOLE      54,150
Altria Group Inc                    COMMON STOCK    02209S103   $4,525    69,200                   SOLE      69,200
Washington Post Co/The              COMMON STOCK    939640108   $4,381     4,900                   SOLE       4,900
ChevronTexaco Corp                  COMMON STOCK    166764100   $4,298    73,716                   SOLE      73,716
Rydex S&P Equal Weight ETF               ETF        78355W106   $3,681    24,200                   SOLE      24,200
3M Co                               COMMON STOCK    88579Y101   $3,603    42,050                   SOLE      42,050
American Express Co                 COMMON STOCK    025816109   $3,514    68,400                   SOLE      68,400
NVR Inc                             COMMON STOCK    62944T105   $3,493     4,450                   SOLE       4,450
Microsoft Corp                      COMMON STOCK    594918104   $3,311   136,990                   SOLE     136,990
Wal-Mart Stores Inc                 COMMON STOCK    931142103   $3,259    65,040                   SOLE      65,040
eBay Inc                            COMMON STOCK    278642103   $3,243    87,050                   SOLE      87,050
Dell Inc                            COMMON STOCK    24702R101   $3,241    84,350                   SOLE      84,350
Consolidated Edison Inc             COMMON STOCK    209115104   $3,031    71,850                   SOLE      71,850
Johnson & Johnson                   COMMON STOCK    478160104   $2,995    44,600                   SOLE      44,600
Goldman Sachs Group Inc             COMMON STOCK    38141G104   $2,893    26,300                   SOLE      26,300
United Technologies Corp            COMMON STOCK    913017109   $2,770    27,250                   SOLE      27,250
Yahoo! Inc                          COMMON STOCK    984332106   $2,648    78,100                   SOLE      78,100
Bank of America Corp                COMMON STOCK    060505104   $2,643    59,928                   SOLE      59,928
Progressive Corp/The                COMMON STOCK    743315103   $2,606    28,400                   SOLE      28,400
American International Group Inc    COMMON STOCK    026874107   $2,577    46,500                   SOLE      46,500
Apple Computer Inc                  COMMON STOCK    037833100   $2,513    60,300                   SOLE      60,300
Tyco International Ltd              COMMON STOCK    902124106   $2,491    73,700                   SOLE      73,700
Caterpillar Inc                     COMMON STOCK    149123101   $2,355    25,750                   SOLE      25,750
Procter & Gamble Co                 COMMON STOCK    742718109   $2,321    43,800                   SOLE      43,800
Merrill Lynch & Co Inc              COMMON STOCK    590188108   $2,040    36,050                   SOLE      36,050
Dow Chemical Co/The                 COMMON STOCK    260543103   $1,922    38,550                   SOLE      38,550
Pfizer Inc                          COMMON STOCK    717081103   $1,820    69,272                   SOLE      69,272
FedEx Corp                          COMMON STOCK    31428X106   $1,759    18,725                   SOLE      18,725
Morgan Stanley                      COMMON STOCK    617446448   $1,746    30,500                   SOLE      30,500
iShares Lehman Treasury Inflation
 Protected Securities Fund               ETF        464287176   $1,733    16,450                   SOLE      16,450
Bear Stearns Cos Inc/The            COMMON STOCK    073902108   $1,698    17,000                   SOLE      17,000
People's Bank/Bridgeport CT         COMMON STOCK    710198102   $1,565    38,212                   SOLE      38,212
UST Inc                             COMMON STOCK    902911106   $1,564    30,250                   SOLE      30,250
Countrywide Financial Corp          COMMON STOCK    222372104   $1,449    44,650                   SOLE      44,650
Amgen Inc                           COMMON STOCK    031162100   $1,425    24,488                   SOLE      24,488
Eli Lilly & Co                      COMMON STOCK    532457108   $1,326    25,450                   SOLE      25,450
ConocoPhillips                      COMMON STOCK    20825C104   $1,267    11,750                   SOLE      11,750
iShares Lehman 7-10 Year Treasury
 Bond Fund                               ETF        464287440   $1,176    14,050                   SOLE      14,050
Cisco Systems Inc                   COMMON STOCK    17275R102   $1,145    63,977                   SOLE      63,977
Schlumberger Ltd                    COMMON STOCK    806857108   $1,114    15,800                   SOLE      15,800
Best Buy Co Inc                     COMMON STOCK    086516101   $1,107    20,500                   SOLE      20,500
Intel Corp                          COMMON STOCK    458140100   $1,094    47,100                   SOLE      47,100
Seaboard Corp                       COMMON STOCK    811543107   $1,073     1,000                   SOLE       1,000
Qualcomm Inc                        COMMON STOCK    747525103   $1,059    28,900                   SOLE      28,900
Deere & Co                          COMMON STOCK    244199105   $1,041    15,500                   SOLE      15,500
Boeing Co                           COMMON STOCK    097023105   $1,023    17,500                   SOLE      17,500

             Form 13F Information Table - Birinyi Associates 3/31/05

          Column 1                    Column 2       Column 3  Column 4          Column 5         Column 6         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Voting authority
          Name of                                               Value   Shrs or                  Investment   ----------------------
          Issuer                     Title of class   CUSIP   (x $1000) prn amt  SH/PRN Put/Call discretion   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                          COMMON STOCK    313586109    $980     18,000                   SOLE      18,000
Research In Motion Ltd              COMMON STOCK    760975102    $974     12,750                   SOLE      12,750
Texas Instruments Inc               COMMON STOCK    882508104    $948     37,200                   SOLE      37,200
SAN Juan Basin Royalty TR           ROYALTY TRUST   798241105    $930     25,800                   SOLE      25,800
SBC Communications Inc              COMMON STOCK    78387G103    $923     38,950                   SOLE      38,950
JPMorgan Chase & Co                 COMMON STOCK    46625H100    $894     25,850                   SOLE      25,850
Lehman Brothers Holdings Inc        COMMON STOCK    524908100    $838      8,900                   SOLE       8,900
Amazon.Com Inc                      COMMON STOCK    023135106    $822     24,000                   SOLE      24,000
New Century Financial Corp              REIT        6435EV108    $761     16,250                   SOLE      16,250
Unilever NV                         COMMON STOCK    904784709    $759     11,100                   SOLE      11,100
Vornado Realty Trust                    REIT        929042109    $717     10,350                   SOLE      10,350
Chicago Mercantile Exchange
 Holdings Inc                       COMMON STOCK    167760107    $679      3,500                   SOLE       3,500
Marsh & McLennan Cos Inc            COMMON STOCK    571748102    $677     22,250                   SOLE      22,250
International Paper Co              COMMON STOCK    460146103    $671     18,250                   SOLE      18,250
Phelps Dodge Corp                   COMMON STOCK    717265102    $610      6,000                   SOLE       6,000
Home Depot Inc                      COMMON STOCK    437076102    $564     14,750                   SOLE      14,750
Aetna Inc                           COMMON STOCK    00817Y108    $506      6,750                   SOLE       6,750
Wells Fargo & Co                    COMMON STOCK    949746101    $466      7,800                   SOLE       7,800
Verizon Communications Inc          COMMON STOCK    92343V104    $449     12,650                   SOLE      12,650
Peoples Energy Corp                 COMMON STOCK    711030106    $440     10,500                   SOLE      10,500
DR Horton Inc                       COMMON STOCK    23331A109    $429     14,665                   SOLE      14,665
Alliance Capital Management
 Holding LP                          PARTNERSHIP    01855A101    $424      9,000                   SOLE       9,000
KB Home                             COMMON STOCK    48666K109    $411      3,500                   SOLE       3,500
Gannett Co Inc                      COMMON STOCK    364730101    $395      5,000                   SOLE       5,000
United States Steel Corp            COMMON STOCK    912909108    $381      7,500                   SOLE       7,500
Coca-Cola Co/The                    COMMON STOCK    191216100    $375      9,000                   SOLE       9,000
Cummins Inc                         COMMON STOCK    231021106    $352      5,000                   SOLE       5,000
Starbucks Corp                      COMMON STOCK    855244109    $349      6,750                   SOLE       6,750
Campbell Soup Co                    COMMON STOCK    134429109    $341     11,750                   SOLE      11,750
Berkshire Hathaway Inc              COMMON STOCK    084670207    $303        106                   SOLE         106
WellPoint Inc                       COMMON STOCK    94973V107    $301      2,400                   SOLE       2,400
McDonald's Corp                     COMMON STOCK    580135101    $291      9,350                   SOLE       9,350
Brandywine Realty Trust                 REIT        105368203    $287     10,100                   SOLE      10,100
Beazer Homes USA Inc                COMMON STOCK    07556Q105    $284      5,700                   SOLE       5,700
St Joe Co/The                       COMMON STOCK    790148100    $262      3,900                   SOLE       3,900
BJ Services Co                      COMMON STOCK    055482103    $259      5,000                   SOLE       5,000
IAC/InterActiveCorp                 COMMON STOCK    44919P102    $245     11,000                   SOLE      11,000
Apache Corp                         COMMON STOCK    037411105    $245      4,000                   SOLE       4,000
Reynolds American Inc               COMMON STOCK    761713106    $242      3,000                   SOLE       3,000
Affiliated Computer Services Inc    COMMON STOCK    008190100    $240      4,500                   SOLE       4,500
iShares MSCI EAFE Index Fund             ETF        464287465    $238      1,500                   SOLE       1,500
Peabody Energy Corp                 COMMON STOCK    704549104    $232      5,000                   SOLE       5,000
Kellogg Co                          COMMON STOCK    487836108    $216      5,000                   SOLE       5,000
Guidant Corp                        COMMON STOCK    401698105    $211      2,861                   SOLE       2,861
Newmont Mining Corp                 COMMON STOCK    651639106    $211      5,000                   SOLE       5,000
Wyeth                               COMMON STOCK    983024100    $211      5,000                   SOLE       5,000
Telefonica SA                       COMMON STOCK    879382208    $205      3,939                   SOLE       3,939
Walt Disney Co                      COMMON STOCK    254687106    $201      7,000                   SOLE       7,000
Immunomedics Inc                    COMMON STOCK    452907108    $49      20,000                   SOLE      20,000
Motorola Inc                        COMMON STOCK    620076109    $150     10,000                   SOLE      10,000
Taser International Inc             COMMON STOCK    87651B104    $120     10,000                   SOLE      10,000
Neomedia Technologies Inc           COMMON STOCK    640505103     $2      10,000                   SOLE      10,000
Government of Canada 121/24             Bond        016410357    $400    400,000                   SOLE     400,000

             Form 13F Information Table - Birinyi Associates 3/31/05

          Column 1                    Column 2       Column 3  Column 4          Column 5         Column 6         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Voting authority
          Name of                                               Value   Shrs or                  Investment   ----------------------
          Issuer                     Title of class   CUSIP   (x $1000) prn amt  SH/PRN Put/Call discretion   Sole    Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble 4% 4/30/05         Bond            014434143    $250    250,000                   SOLE     250,000